Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000252360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%	[1]
C000252360 [Member] | U S Treasury Bills 4 23 08 14 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%	[1]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 50 08 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 00 08 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000252360 [Member] | BlackRock Global Equity Market Neutral Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000252360 [Member] | U S Treasury Bills 4 24 08 05 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000252360 [Member] | FNMA REMICS Series 2024 100 Class FB United States 30 Day Average SOFR 1 35 5 66 01 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 5 50 08 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000252360 [Member] | U S Treasury Bills 4 07 09 25 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000252360 [Member] | U S Treasury Bills 4 13 10 09 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000252360 [Member] | FNMA or FHLMC Single Family 30 years TBA 4 50 08 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000252360 [Member] | Open End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000252360 [Member] | Purchased Option contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000252360 [Member] | Short Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)	[2]
C000252360 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000252360 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[2]
C000252360 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[2]
C000252360 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[2]
C000252360 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000252360 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[2]
C000252360 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[2]
C000252360 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000199639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[3]
C000199639 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000199639 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000199639 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000199639 [Member] | Rolls Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000199639 [Member] | HSBC Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000199639 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000199639 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000199639 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000199639 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000199639 [Member] | L Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000199639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%	[4]
C000199639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[4]
C000199639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000199639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000199639 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[4]
C000199639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[4]
C000199639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[4]
C000199639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000199639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[4]
C000199639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[4]
C000199639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000199641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[5]
C000199641 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000199641 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[5]
C000199641 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[5]
C000199641 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000199641 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000199641 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000199641 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000199641 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000199641 [Member] | Danaher Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000199641 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[5]
C000199641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6]
C000199641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%	[6]
C000199641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
C000199641 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[6]
C000199641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[6]
C000199641 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000199641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[6]
C000199641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[6]
C000199641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[6]
C000199641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[6]
C000199640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[7]
C000199640 [Member] | Chelan County Public Utility District No 1 Series B Rev VRDO 1 75 07 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000199640 [Member] | New York State Housing Finance Agency Rev VRDO LOC TD Bank NA 2 00 07 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000199640 [Member] | Orlando Utilities Commission Series 1 Rev VRDO 2 50 07 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000199640 [Member] | Health And Educational Facilities Authority of the State of Missouri Series F Rev VRDO 3 90 07 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000199640 [Member] | Louisiana State Citizens Property Insurance Corp Series A Rev 5 00 06 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000199640 [Member] | Triborough Bridge And Tunnel Authority Subordinated Bond Series A Rev BAN 5 00 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000199640 [Member] | City of Rochester MN Series A Rev VRDO 1 75 07 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000199640 [Member] | State of Ohio Rev VRDO 1 70 07 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[7]
C000199640 [Member] | Metropolitan Water Reclamation District of Greater Chicago Series C GO 5 00 12 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[7]
C000199640 [Member] | New York City Transitional Finance Authority Subordinated Future Tax Rev VRDO LOC Sumitomo Mitsui Banking Corp 1 87 07 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000199640 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000199640 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[8]
C000199640 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[8]
C000199640 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000199640 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[8]
C000199640 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[8]
C000199640 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[8]
C000199640 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%	[8]
C000199640 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[8]
C000199640 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000199640 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[8]
C000199642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[9]
C000199642 [Member] | U S Treasury Bills 4 01 03 19 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000199642 [Member] | Canadian Treasury Bill Canada Zero Coupon 07 16 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000199642 [Member] | Japan Treasury Discount Bill Japan Series 1299 Zero Coupon 07 14 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000199642 [Member] | Japan Treasury Discount Bill Japan Series 1303 Zero Coupon 08 04 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9]
C000199642 [Member] | Southern California Edison Co Series E 3 70 08 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[9]
C000199642 [Member] | U S Treasury Notes 1 63 02 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[9]
C000199642 [Member] | Japan Treasury Discount Bill Japan Series 1279 Zero Coupon 07 10 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9]
C000199642 [Member] | HCA Inc 3 13 03 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000199642 [Member] | GLP Capital LP GLP Financing II Inc 5 38 04 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000199642 [Member] | T Mobile USA Inc 2 25 02 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[9]
C000199642 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000199642 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[10]
C000199642 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[10]
C000199642 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[10]
C000199642 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[10]
C000199642 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%	[10]
C000199642 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000199642 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000199642 [Member] | Foreign Government Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000206545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%	[11]
C000206545 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[11]
C000206545 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[11]
C000206545 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000206545 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[11]
C000206545 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000206545 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000206545 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[11]
C000206545 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000206545 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000206545 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000206545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[12]
C000206545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%	[12]
C000206545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[12]
C000206545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[12]
C000206545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[12]
C000206545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[12]
C000206545 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000206545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[12]
C000206545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[12]
C000206545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[12]
C000206545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000218340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000218340 [Member] | Southern California Public Power Authority Rev 5 00 04 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[13]
C000218340 [Member] | New York Liberty Development Corp World Trade Center Project Series 1 Rev 5 00 11 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[13]
C000218340 [Member] | Southeast Energy Authority A Cooperative District Series F Rev 5 25 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000218340 [Member] | New York City Transitional Finance Authority Subordinated Future Tax Rev VRDO LOC Sumitomo Mitsui Banking Corp 1 87 07 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000218340 [Member] | City of Rochester Mayo Clinic Rev VRDO 1 95 07 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000218340 [Member] | Cobb County Kennestone Hospital Authority Revenue Anticipation Certificates Rev VRDO LOC Bank of America NA 1 95 07 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000218340 [Member] | Central Plains Energy Project Series A1 Rev 5 00 08 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000218340 [Member] | Colorado Health Facilities Authority Rev 5 00 05 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000218340 [Member] | County of Franklin OhioHealth Corp Series D Rev VRDO 1 95 07 07 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[13]
C000218340 [Member] | California Community Choice Financing Authority Sustainable Bonds Clean Energy Rev 5 00 01 01 2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[13]
C000218340 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[14]
C000218340 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%	[14]
C000220641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[15]
C000220641 [Member] | HUB International Ltd 7 38 01 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[15]
C000220641 [Member] | Venture Global LNG Inc CMT Index 5 Year 5 44 9 00 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[15]
C000220641 [Member] | Mauser Packaging Solutions Holding Co 7 88 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[15]
C000220641 [Member] | AthenaHealth Group Inc 6 50 02 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[15]
C000220641 [Member] | UKG Inc 6 88 02 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000220641 [Member] | Cloud Software Group Inc 9 00 09 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000220641 [Member] | HUB International Ltd 7 25 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000220641 [Member] | TransDigm Inc 6 38 05 31 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000220641 [Member] | One261229 BC Ltd Canada 10 00 04 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[15]
C000220641 [Member] | Allied Universal Holdco LLC 7 88 02 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[15]
C000220641 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[16]
C000220641 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000220641 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000220641 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[16]
C000220641 [Member] | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[16]
C000220641 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[16]
C000220641 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%	[16]
C000220641 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[16]
C000220641 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
C000220641 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000220641 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[16]
C000220641 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[16]
C000206546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[17]
C000206546 [Member] | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000206546 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000206546 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000206546 [Member] | Rolls Royce Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000206546 [Member] | HSBC Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000206546 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000206546 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[17]
C000206546 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[17]
C000206546 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[17]
C000206546 [Member] | L Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[17]
C000206546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[18]
C000206546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[18]
C000206546 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[18]
C000206546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[18]
C000206546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[18]
C000206546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[18]
C000206546 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[18]
C000206546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[18]
C000206546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%	[18]
C000206546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[18]
C000206546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[18]
C000218339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[19]
C000218339 [Member] | FNMA or FHLMC Single Family 30 years TBA 6 00 08 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[19]
C000218339 [Member] | U S Treasury Bills 4 25 07 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[19]
C000218339 [Member] | China Government Bond China 2 67 05 25 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[19]
C000218339 [Member] | U S Treasury Notes 4 25 11 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[19]
C000218339 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[19]
C000218339 [Member] | China Government Bond China 2 40 07 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[19]
C000218339 [Member] | U S Treasury Notes 4 38 05 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[19]
C000218339 [Member] | China Government Bond China 2 52 08 25 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[19]
C000218339 [Member] | U S Treasury Notes 3 88 08 15 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000218339 [Member] | FNMA or FHLMC Single Family 30 years TBA 2 00 07 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[19]
C000218339 [Member] | Short Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[20]
C000218339 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[20]
C000218339 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[20]
C000218339 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[20]
C000218339 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[20]
C000218339 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[20]
C000218339 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[20]
C000218339 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[20]
C000218339 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[20]
C000218339 [Member] | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%	[20]
C000218339 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[20]
C000218339 [Member] | Purchased Option contract [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]

[1]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[2]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[3]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[4]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[5]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[6]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[7]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[8]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[9]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[10]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[11]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[12]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[13]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[14]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[15]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[16]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[17]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[18]	Presented percentages may not sum to 100% due to rounding to the nearest percent.
[19]	Holdings are subject to change. The holdings listed should not be considered recommendations to purchase or sell a particular security. Each individual security is calculated as a percentage of the aggregate market value of the securities held in the Fund and may include the use of derivative positions.
[20]	Presented percentages may not sum to 100% due to rounding to the nearest percent.